Operating Segments Information - Summary of Segment Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of operating segments [line items]
Operating revenue	$ 581,914,471	$ 19,004,392	$ 670,872,643	$ 569,997,133
Interest income	1,513,407	49,425	654,747	542,329
Interest expense	(6,238,910)	(203,753)	(3,989,134)	(2,798,935)
Depreciation and amortization	(58,101,863)	(1,897,513)	(55,451,889)	(54,524,277)
Share of the profit or loss of associates and joint ventures	1,080,600	35,291	1,185,377	899,700
Impairment loss	(146,570)	(4,787)	(388,775)	(126,766)
Segment profit before income tax	42,611,823	1,391,634	81,763,628	80,193,769
Expenditures for segment assets	48,758,649	1,592,379	75,800,574	74,417,541
Investments accounted for using the equity method	19,610,611		14,679,346	16,996,600	$ 640,451
Contract assets	5,100,076		5,731,173	5,607,209	166,560
Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	256,805,887	8,386,868	303,947,502	272,543,899
Interest income	188,704	6,163	109,148	61,141
Interest expense	(2,907,679)	(94,960)	(2,150,382)	(1,604,107)
Depreciation and amortization	(34,110,372)	(1,113,990)	(33,509,358)	(34,384,500)
Share of the profit or loss of associates and joint ventures	916,310	29,925	779,474	737,650
Impairment loss	(81,133)	(2,650)	(64,257)	(86,997)
Segment profit before income tax	25,405,636	829,707	51,824,439	41,581,126
Expenditures for segment assets	27,881,152	910,554	45,936,563	48,531,368
Investments accounted for using the equity method	15,091,563		10,341,203	12,744,756	492,866
Contract assets	4,066,174		4,869,541	4,735,181	132,795
Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	49,879,923	1,628,998	55,960,182	49,978,736
Interest income	124,443	4,064	84,562	88,874
Interest expense	(720,145)	(23,519)	(463,043)	(405,648)
Depreciation and amortization	(16,173,653)	(528,206)	(14,901,939)	(13,819,080)
Share of the profit or loss of associates and joint ventures	134,667	4,398	81,627	66,107
Impairment loss	(65,437)	(2,137)	(105,169)	(39,769)
Segment profit before income tax	9,369,875	306,005	14,626,156	11,998,938
Expenditures for segment assets	13,664,416	446,258	21,765,965	16,773,513
Investments accounted for using the equity method	2,338,125		1,643,940	1,896,372	76,360
Contract assets	1,033,902		861,632	872,028	33,765
EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	268,218,002	8,759,569	301,966,818	239,488,267
Interest income	1,087,121	35,504	418,507	301,072
Interest expense	(1,816,814)	(59,334)	(1,029,128)	(629,584)
Depreciation and amortization	(5,335,496)	(174,249)	(4,654,383)	(4,336,266)
Share of the profit or loss of associates and joint ventures	38,211	1,248	324,276	95,943
Impairment loss			(219,349)
Segment profit before income tax	9,216,053	300,982	14,368,179	8,528,675
Expenditures for segment assets	6,207,532	202,728	6,188,401	7,654,560
Investments accounted for using the equity method	2,160,112		2,694,203	2,355,472	70,546
All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	7,010,659	228,957	8,998,141	7,986,231
Interest income	113,139	3,694	42,530	91,242
Interest expense	(794,272)	(25,940)	(346,581)	(159,596)
Depreciation and amortization	(2,482,342)	(81,068)	(2,386,209)	(1,984,431)
Share of the profit or loss of associates and joint ventures	(8,588)	(280)
Segment profit before income tax	(1,379,741)	(45,060)	944,854	18,085,030
Expenditures for segment assets	1,005,549	32,839	1,909,645	1,458,100
Investments accounted for using the equity method	20,811				$ 679
Inter-group revenues [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	4,550,622	148,616	6,940,878	7,244,889
Inter-group revenues [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	447,279	14,607	524,387	339,619
Inter-group revenues [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	26,639,833	870,014	35,533,226	27,825,073
Inter-group revenues [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	6,776,002	221,294	9,080,132	7,527,260
Inter-group revenues [member] | Adjustments and Eliminations [member]
Disclosure of operating segments [line items]
Operating revenue	(38,413,736)	(1,254,531)	(52,078,623)	(42,936,841)
Operating segment [member]
Disclosure of operating segments [line items]
Operating revenue	620,328,207	20,258,923	722,951,266	612,933,974
Operating segment [member] | Packaging segment [member]
Disclosure of operating segments [line items]
Operating revenue	261,356,509	8,535,484	310,888,380	279,788,788
Operating segment [member] | Testing segment [member]
Disclosure of operating segments [line items]
Operating revenue	50,327,202	1,643,606	56,484,569	50,318,355
Operating segment [member] | EMS segment [member]
Disclosure of operating segments [line items]
Operating revenue	294,857,835	9,629,583	337,500,044	267,313,340
Operating segment [member] | All other segments [member]
Disclosure of operating segments [line items]
Operating revenue	$ 13,786,661	$ 450,250	$ 18,078,273	$ 15,513,491